8. STOCK OPTIONS AND WARRANTS: Share-Based Payment Arrangement, Option, Activity (Details) - Stock options - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Outstanding	2,006,000	2,174,000	914,000
Granted	2,310,000	0	1,260,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(445,000)	(168,000)	0
Outstanding	3,871,000	2,006,000	2,174,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	2,006,000	2,174,000	4,570,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	3,683,500	2,006,000	2,174,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.54	$ 0.54	$ 0.59
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	0.15	0	0.5
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	0	0	0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	0.5	0.5	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	0.31	0.54	0.54
Expiry Date, July 30, 2024
Exercise price	$ 0.5	$ 0.5	$ 0.5
Outstanding	345,000	345,000	345,000
Granted	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(345,000)	0	0
Outstanding	0	345,000	345,000
Expiry Date, October 15, 2025
Exercise price	$ 0.7	$ 0.7	$ 0.7
Outstanding	401,000	401,000	401,000
Granted	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0	0	0
Outstanding	401,000	401,000	401,000
Expiry Date, January 18, 2027
Exercise price	$ 0.5	$ 0.5	$ 0.5
Outstanding	1,160,000	1,160,000	0
Granted	0	0	1,160,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0	0	0
Outstanding	1,160,000	1,160,000	1,160,000
Expiry Date, March 17, 2027
Exercise price	$ 0.5	$ 0.5	$ 0.5
Outstanding	100,000	100,000	0
Granted	0	0	100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(100,000)	0	0
Outstanding	0	100,000	100,000
Expiry Date, April 24, 2029
Exercise price	$ 0.15
Outstanding	0
Granted	1,860,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0
Outstanding	1,860,000	0
Expiry Date, July 2, 2029
Exercise price	$ 0.15
Outstanding	0
Granted	450,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0
Outstanding	450,000	0
Expiry Date, March 14, 2023
Exercise price		$ 0.5	$ 0.5
Outstanding	0	168,000	168,000
Granted		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(168,000)	0
Outstanding		0	168,000